CONDENSED, CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) (Predecessor AIG, USD $) In Thousands, unless otherwise specified	4 Months Ended		0 Months Ended	4 Months Ended		12 Months Ended
	May 13, 2014 Non-Qualified Income Plan liability Additional paid in capital	May 13, 2014 State taxes payable Additional paid in capital	May 13, 2014 Sale of ILFC common stock by AIG Retained earnings AerCap	May 13, 2014 Sale of ILFC common stock by AIG Retained earnings AerCap	May 13, 2014 Corporate aircraft transferred as dividend Retained earnings	Dec. 31, 2013 Compensation, legal fees and other expenses paid by AIG Additional paid in capital	Dec. 31, 2013 AIG common stock transferred to AIG Retained earnings
Parent Company
Recorded in Paid-in capital	$ 296	$ (233)				$ 10,053
Recorded in Paid-in capital, tax	161
Portion of consideration funded by a special distribution			600,000	600,000
Payment of fees to satisfy a statutory law requirement			1,400	1,370
Receipts from expected company tax liabilities required under the sales agreement				9,626
Equity decrease (increase)					(5,298)		(924)
Equity decrease (increase), tax benefit					$ 2,889